Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary shares:
	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(401,341)	$(505,115)	$(1,440,954)	$(465,087)
Denominator:
Basic and diluted weighted average shares outstanding	5,297,030	6,666,667	20,655,000	6,666,667
Basic and diluted net loss per share	$(0.08)	$(0.08)	$(0.07)	$(0.07)
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:
	For the Year Ended December 31, 2022		For the Period From February 10, 2021 (inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(6,396,522)	$(2,283,159)	$(893,718)	$(646,476)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	18,677,398	6,666,667	8,961,092	6,482,052
Basic and diluted net loss per ordinary share	$(0.34)	$(0.34)	$(0.10)	$(0.10)